ENTITY-WIDE DISCLOSURES (Major customers as a percentage of net sales) (Details)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Customer A
Disclosure of major customers [line items]
Percentage of total net sales	33.20%	26.80%
Customer B
Disclosure of major customers [line items]
Percentage of total net sales	14.20%	12.40%